Financial risk management and concentration risk - Additional Information (Detail) ¥ in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Sep. 05, 2023 CNY (¥)	Sep. 05, 2023 USD ($)	Jul. 06, 2023 CNY (¥)	Jul. 06, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Nov. 30, 2023 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Total cash consideration							¥ 556,356
Borrowings						¥ 754,774	503,155
Gains (losses) on financial assets at fair value through profit or loss						101,400
Listed equity investment						104,970	129,060
Notional amount						177,100
Issuance of convertible notes						495,800
Converted share capital value						255,000
Financial assets at fair value through profit or loss						104,952	11,753		¥ 14,300
Increase (decrease) in fair value measurement, entity's own equity instruments						¥ 204,000	¥ 1,800
Customer One [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue						23.00%
Customer Two [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue						17.00%
No Other Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue						10.00%
No Customers [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue							10.00%	10.00%
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of financial instruments						¥ 3,200
Anji Datacom [Member] | Supplier concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Cost of Sales						9.00%	33.00%
Contract Term						5 years
Contract Expiration Date						Mar. 30, 2027
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings						¥ 754,800	¥ 503,200
Percentage of reasonably possible increase in unobservable input, liabilities						100.00%
Percentage of reasonably possible decrease in unobservable input, liabilities						100.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities						¥ 6,600	2,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities						¥ 6,600	2,000
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities						10.00%
Listed equity investment						¥ 105,000	129,100
Increase decrease in fair value measurement due to reasonably possible increase in uobservable input recognized in other comprehensive income after tax						10,500	12,900
Increase decrease in fair value measurement due to reasonably possible decrease in uobservable input recognized in other comprehensive income after tax						10,500	12,900
Increase decrease in fair value measurement due to reasonably possible increase in unobservable input recognized in comprehensive income loss after tax						10,500	12,900
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable input recognized in comprehensive income loss after tax						10,500	12,900
Convertible Redeemable Preference Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Total cash consideration	¥ 495,800	$ 70.0	¥ 495,800	$ 70.0	¥ 556,400
Unutilized borrowing capacity						¥ 12,500	¥ 114,900